EMPLOYEE BENEFIT LIABILITIES, NET - Principal assumptions underlying the defined benefit plan (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans
Expected rate of salary increase		5.00%
Minimum
Defined benefit plans
Discount rate	4.00%	5.30%
Expected rate of salary increase	2.00%
Life expectation at the age of 65	2 months 12 days	7 years 10 months 24 days
Maximum
Defined benefit plans
Discount rate	5.00%	5.60%
Expected rate of salary increase	5.00%
Life expectation at the age of 65	6 years 7 months 6 days	11 years 2 months 12 days